REAL ESTATE PROPERTY, NET (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Cost:
Real estate property cost, beginning		$ 227,293	$ 208,850
Additions		(6,273)	20,681
Disposals		(493)	(2,238)
Reclassification - Property held for sale		(6,771)
Real estate property cost, ending		213,756	227,293
Accumulated depreciation and impairment:
Real estate property accumulated depreciation, beginning		35,239	27,741
Depreciation and impairment charge for the year		2,608	7,498
Disposals		(135)
Reclassification - Property held for sale	[1]	(878)
Real estate property accumulated depreciation and impairment, ending		36,834	35,239
Real estate property, net:
Real estate property, net		176,922	192,054
Land [Member]
Cost:
Real estate property cost, beginning		26,315	26,315
Additions		0	0
Disposals		(61)	0
Reclassification - Property held for sale		(697)
Real estate property cost, ending		25,557	26,315
Accumulated depreciation and impairment:
Real estate property accumulated depreciation, beginning		0	0
Depreciation and impairment charge for the year		0	0
Disposals		0
Reclassification - Property held for sale	[1]	0
Real estate property accumulated depreciation and impairment, ending		0	0
Real estate property, net:
Real estate property, net		25,557	26,315
Building [Member]
Cost:
Real estate property cost, beginning		166,201	165,586
Additions		996	615
Disposals		0	0
Reclassification - Property held for sale		0
Real estate property cost, ending		167,197	166,201
Accumulated depreciation and impairment:
Real estate property accumulated depreciation, beginning		28,139	24,918
Depreciation and impairment charge for the year		3,365	3,221
Disposals		0
Reclassification - Property held for sale	[1]	0
Real estate property accumulated depreciation and impairment, ending		31,504	28,139
Real estate property, net:
Real estate property, net		135,693	138,062
Condominium Units [Member]
Cost:
Real estate property cost, beginning		19,722	21,586
Additions		(83)	374
Disposals		(432)	(2,238)
Reclassification - Property held for sale		(6,074)
Real estate property cost, ending		13,133	19,722
Accumulated depreciation and impairment:
Real estate property accumulated depreciation, beginning		3,623	2,898
Depreciation and impairment charge for the year		574	725
Disposals		(135)
Reclassification - Property held for sale	[1]	(878)
Real estate property accumulated depreciation and impairment, ending		3,184	3,623
Real estate property, net:
Real estate property, net		9,978	16,099
Currency translation adjustment [Member]
Cost:
Real estate property cost, beginning		15,055	(4,637)
Additions		(7,186)	19,692
Disposals		0	0
Reclassification - Property held for sale		0
Real estate property cost, ending		7,869	15,055
Accumulated depreciation and impairment:
Real estate property accumulated depreciation, beginning		3,477	(75)
Depreciation and impairment charge for the year		(1,331)	3,552
Disposals		0
Reclassification - Property held for sale	[1]	0
Real estate property accumulated depreciation and impairment, ending		2,146	3,477
Real estate property, net:
Real estate property, net		$ 5,723	$ 11,578

[1]	Balance of property held for sale is comprised of Condominium units in Miami.